ACQUISITIONS & DIVESTMENTS - Divestments (Details) $ in Thousands, shares in Millions, $ in Millions			2 Months Ended	12 Months Ended
	Dec. 19, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Feb. 23, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / bbl	Dec. 31, 2021 USD ($)	Dec. 19, 2022 CAD ($) shares	Oct. 31, 2022 CAD ($) shares	Nov. 02, 2021 USD ($)
Divestments
Gain on divestment of assets				$ 151,937
Reduction in asset retirement obligation				58,284	$ 13,525
Current portion of outstanding loan receivable				17,700
Long-term portion of outstanding loan receivable				13,400
Marketable securities				23,100
Marketable securities, unrealized gain (loss)				2,400
Canadian Assets, Located in Alberta | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestments
Total consideration subject to customary purchase price adjustments		$ 104,400					$ 142.2
Total consideration subject to customary purchase price adjustments, cash		$ 59,300
Total consideration subject to customary purchase price adjustments, common shares (in shares) | shares		3.0					3.0
Total consideration subject to customary purchase price adjustments, common shares		$ 12,100
Total consideration subject to customary purchase price adjustments, secured loan		$ 33,000
Total consideration subject to customary purchase price adjustments, secured loan, interest rate (as a percent)		10.00%					10.00%
Divestment, consideration		$ 80,800
Gain on divestment of assets		64,500
Reduction in asset retirement obligation		$ 31,600
Canadian Assets, Substantially All Remaining Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestments
Total consideration subject to customary purchase price adjustments	$ 174,500					$ 238.2
Total consideration subject to customary purchase price adjustments, cash	$ 153,900
Total consideration subject to customary purchase price adjustments, common shares (in shares) | shares	3.8					3.8
Total consideration subject to customary purchase price adjustments, common shares	$ 20,700
Divestment, consideration	132,200
Gain on divestment of assets	87,400
Reduction in asset retirement obligation	$ 26,500
Sleeping Giant Field in Montana and Russian Creek Area in North Dakota | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestments
Total consideration subject to customary purchase price adjustments								$ 115,000
Divestment, consideration								$ 107,800
Contingent consideration				$ 2,500
WTI Oil Price average minimum in 2023 (in dollars per barrel) | $ / bbl				60
Sleeping Giant Field in Montana and Russian Creek Area in North Dakota | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Subsequent Event
Divestments
Contingent consideration received			$ 2,500